S000073515 [Member] Expense Example, No Redemption - S000073515 [Member] - C000230513 [Member]	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	83
Expense Example, No Redemption, 5 Years	145
Expense Example, No Redemption, 10 Years	$ 330